Supplement to the
Fidelity® Select Portfolios®
Class A, Class M, Class C, Class I and Class Z
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio. Nicola Stafford serves as portfolio manager of Consumer Staples Portfolio.

Richard Malnight serves as co-manager of Materials Portfolio. Jody Simes serves as co-manager of Materials Portfolio.

The following information supplements information found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Consumer Staples Portfolio ($1,535 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Consumer Staples Portfolio beneficially owned by Ms. Stafford was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Materials Portfolio ($854 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Materials Portfolio beneficially owned by Mr. Simes was $10,001 - $50,000.

FASFB-20-01 1.848947.118	February 10, 2020

Supplement to the
Fidelity® Select Portfolios®
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

Nicola Stafford serves as portfolio manager of Consumer Staples Portfolio.

Jody Simes serves as co-manager of Materials Portfolio.

The following information supplements information for IT Services Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Turner as of April 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,382	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes IT Services Portfolio ($3,382 (in millions) assets managed).

As of April 30, 2019, the dollar range of shares of IT Services Portfolio beneficially owned by Mr. Turner was none.

The following information supplements information for Chemicals Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Wagner as of August 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$888	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Chemicals Portfolio managed by Mr. Wagner ($888 (in millions) assets managed).

As of August 31, 2019, the dollar range of shares of Chemicals Portfolio beneficially owned by Mr. Wagner was none.

The following information supplements information for Consumer Staples Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes assets of Consumer Staples Portfolio managed by Ms. Stafford ($1,535 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Consumer Staples Portfolio beneficially owned by Ms. Stafford was $100,001 - $500,000.

The following information supplements information for Materials Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes assets of Materials Portfolio managed by Mr. Simes ($854 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Materials Portfolio beneficially owned by Mr. Simes was $10,001 - $50,000.

SELB-20-01 1.475630.217	February 10, 2020